Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,269,978
Previously Paid Amount	0
Total Fee Amount	1,556.38
Total Offset Amount	0
Net Fee	$ 1,556.38